Contingencies, commitments and restrictions on the distribution of profits - Argentine Concession Agreement (Details) $ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Jul. 11, 2018 ARS ($)	Jul. 11, 2018 USD ($)	Feb. 28, 1998 item	Dec. 31, 2019 ARS ($) item		Dec. 31, 2001	Dec. 31, 2017 ARS ($)
Schedule Of Commitment [Line Items]
Number of airports | item						52
Argentina | AA2000
Schedule Of Commitment [Line Items]
Number of airports | item					33	35	[1]
Initial term of concession agreement					30 years			20 years
Initial term of concession agreement extended								26 years
Concession agreement extension period					10 years	10 years
Percentage of entity's revenue						15.00%
Percentage of previously deducted funds for deposit						30.00%
Investment commitments | $									$ 2,158.0
Investments made under investment plan | $						$ 2,912.7
Percentage of investment planned as value of guarantee						50.00%
Surety bond, value	$ 1,465.0	$ 24,500
Amount of concession contract fulfilment to whom guarantee sets up			$ 1,123.4	$ 18,760
Argentina | AA2000 | Fund to trust for development of argentine national airport system
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit						11.25%
Argentina | AA2000 | Fund to study control and regulate argentine concession
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit						1.25%
Argentina | AA2000 | Fund to trust for investment commitments for group a airports
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit						2.50%

[1]	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.